BORROWINGS - Long term (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Future principal repayment on the long-term borrowings loans
2023	$ 1,443,816
2024	639,862
2025	83,615
2026	31,775
2027	22,475
Thereafter	35,679
Total	$ 2,257,222